Equity - Convertible Preferred Stock (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) payment $ / shares Rate shares	Dec. 31, 2015 shares
Class of Stock [Line Items]
Preferred stock, shares outstanding	1,495,000	1,495,000
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding	1,495,000
Series B cumulative convertible perpetual preferred stock interest rate | Rate	6.875%
Number of deferred dividend payments | payment	3
Dividends payable | $	$ 5,100,000
Number of trading days	20 days
Number of consecutive trading days	30 years
Closing price as percentage of conversion price	130.00%
Series B Preferred Stock converted into common stock (in shares)	0.860825
Initial conversion price of common stock (in usd per share) | $ / shares	$ 58.08
Trading day averaging period for determining conversion value	20 days
Conversion rate numerator for Preferred Stock | $	$ 50